Statement of Additional Information Supplement

June 14, 2024

Morgan Stanley ETF Trust

Supplement dated June 14, 2024, to the Morgan Stanley ETF Trust Statements of Additional Information dated January 28, 2024, as amended

Calvert International Responsible Index ETF

Calvert US Large-Cap Core Responsible Index ETF

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

Calvert US Mid-Cap Core Responsible Index ETF

Calvert US Select Equity ETF

Calvert Ultra-Short Investment Grade ETF

Eaton Vance High Yield ETF

Eaton Vance Intermediate Municipal Income ETF

Eaton Vance Ultra-Short Income ETF

Parametric Equity Premium Income ETF

Parametric Hedged Equity ETF

(the "Funds")

Richard G. Gould joined the Board of Trustees of Morgan Stanley ETF Trust as an Independent Trustee effective June 1, 2024. As a result, all references to 10 Trustees are hereby deleted and replaced with 11 Trustees. In addition, references to the Compliance and Insurance Committee and Equity Investment Committee membership are hereby amended to reflect that Mr. Gould is a member of each such Committee.

The following is hereby added as a new row in the section of the Funds' Statements of Additional Information titled "Management of the Trust—Trustees":

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years**
Richard G. Gould c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1959	Trustee	Since June 2024	Global Chief Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988; Equity Derivatives Trading, Lehman Brothers (1983-1986)	84	Global Management Committee Member, CLSA (2014-2020); Broking Executive Committee Member, CLSA (2014-2020)

The following is hereby added to the section of the Funds' Statements of Additional Information titled "Management of the Trust—Experience, Qualifications and Attributes":

With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations. Mr. Gould's approach to management combines strategic perspective with deep global operations experience. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (ISG), Bloomberg LP, and CLSA Americas (CLSA). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm's various business lines in New York, London, and Tokyo. After his tenure with Morgan Stanley, Mr. Gould began a new venture as a Founding Member and Executive Vice President of ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm's fixed income, equities derivatives, FX products, and logarithmic trading platform. Mr. Gould next held Chairman, CEO, and other executive roles within CLSA and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans, and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 14, 2024

Morgan Stanley ETF Trust

Supplement dated June 14, 2024, to the Morgan Stanley ETF Trust Statements of Additional Information dated December 16, 2023, as amended

Eaton Vance Total Return Bond ETF

Eaton Vance Short Duration Municipal Income ETF

(the "Funds")

Richard G. Gould joined the Board of Trustees of Morgan Stanley ETF Trust as an Independent Trustee effective June 1, 2024. As a result, all references to 10 Trustees are hereby deleted and replaced with 11 Trustees. In addition, references to the Compliance and Insurance Committee and Equity Investment Committee membership are hereby amended to reflect that Mr. Gould is a member of each such Committee.

The following is hereby added as a new row in the section of the Funds' Statements of Additional Information titled "Management of the Trust—Trustees":

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years**
Richard G. Gould c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1959	Trustee	Since June 2024	Global Chief Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988; Equity Derivatives Trading, Lehman Brothers (1983-1986)	84	Global Management Committee Member, CLSA (2014-2020); Broking Executive Committee Member, CLSA (2014-2020)

The following is hereby added to the section of the Funds' Statements of Additional Information titled "Management of the Trust—Experience, Qualifications and Attributes":

With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations. Mr. Gould's approach to management combines strategic perspective with deep global operations experience. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (ISG), Bloomberg LP, and CLSA Americas (CLSA). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm's various business lines in New York, London, and Tokyo. After his tenure with Morgan Stanley, Mr. Gould began a new venture as a Founding Member and Executive Vice President of ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm's fixed income, equities derivatives, FX products, and logarithmic trading platform. Mr. Gould next held Chairman, CEO, and other executive roles within CLSA and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans, and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 14, 2024

Morgan Stanley ETF Trust

Supplement dated June 14, 2024, to the Morgan Stanley ETF Trust Statement of Additional Information dated January 13, 2024, as amended

Eaton Vance Floating-Rate ETF

(the "Fund")

Richard G. Gould joined the Board of Trustees of Morgan Stanley ETF Trust as an Independent Trustee effective June 1, 2024. As a result, all references to 10 Trustees are hereby deleted and replaced with 11 Trustees. In addition, references to the Compliance and Insurance Committee and Equity Investment Committee membership are hereby amended to reflect that Mr. Gould is a member of each such Committee.

The following is hereby added as a new row in the section of the Fund's Statement of Additional Information titled "Management of the Trust—Trustees":

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years**
Richard G. Gould c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1959	Trustee	Since June 2024	Global Chief Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988; Equity Derivatives Trading, Lehman Brothers (1983-1986)	84	Global Management Committee Member, CLSA (2014-2020); Broking Executive Committee Member, CLSA (2014-2020)

The following is hereby added to the section of the Fund's Statement of Additional Information titled "Management of the Trust—Experience, Qualifications and Attributes":

With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations. Mr. Gould's approach to management combines strategic perspective with deep global operations experience. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (ISG), Bloomberg LP, and CLSA Americas (CLSA). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm's various business lines in New York, London, and Tokyo. After his tenure with Morgan Stanley, Mr. Gould began a new venture as a Founding Member and Executive Vice President of ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm's fixed income, equities derivatives, FX products, and logarithmic trading platform. Mr. Gould next held Chairman, CEO, and other executive roles within CLSA and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans, and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.

Please retain this supplement for future reference.